SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
Date	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Year Ended December 31, 2016	Long-term available-for-sale securities	247,085	204,945	42,140
Six-month Period Ended June 30, 2017	Long-term available-for-sale securities	373,163	146,633	226,530

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
Date	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss for the Period
Year Ended December 31, 2016	Property and equipment	20,706			20,706	150,533
Year Ended December 31, 2016	Long-term investments	—			—	3,208
Six-month Period Ended June 30, 2017	Property and equipment	12,423			12,423	44,439